Revenue and segmental information (Details Narrative) - Integer	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue And Segmental Information
Number of reportable segment	5
Number of major customer	2	1	1